Borrowings and leases - Schedule of Borrowings Outstanding (Details) € in Millions, ¥ in Millions, kr in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 NOK (kr)	Dec. 31, 2022 JPY (¥)	Jul. 31, 2022 AUD ($)	Mar. 31, 2022 AUD ($)	Jan. 31, 2022 EUR (€)
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 10,571	€ 11,790
Total current borrowings	1,336	1,350
Repayments of borrowings	938	950	€ 569
Proceeds from borrowings, net	0	4,877	€ 1,598
€350 million 2.625% Notes 2023
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	0	349
Total current borrowings	350	0
Notional amount	€ 350
Borrowings, interest rate	2.625%			2.625%	2.625%	2.625%	2.625%
€500 million 1.125% Notes 2024
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 498	497
Notional amount	€ 500
Borrowings, interest rate	1.125%			1.125%	1.125%	1.125%	1.125%
€350 million 2.375% Notes 2025
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 349	348
Notional amount	€ 350
Borrowings, interest rate	2.375%			2.375%	2.375%	2.375%	2.375%
€250 million 2.750% Notes 2026
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 240	249
Notional amount	€ 250
Borrowings, interest rate	2.75%			2.75%	2.75%	2.75%	2.75%
€600 million 1.75% Notes 2026
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 580	594
Notional amount	€ 600
Borrowings, interest rate	1.75%			1.75%	1.75%	1.75%	1.75%
€400 million 1.50% Notes 2027
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 370	397
Notional amount	€ 400
Borrowings, interest rate	1.50%			1.50%	1.50%	1.50%	1.50%
€250 million 1.50% Notes 2027
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 259	261
Notional amount	€ 250
Borrowings, interest rate	1.50%			1.50%	1.50%	1.50%	1.50%
€500 million 1.75% Notes 2028
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 466	495
Notional amount	€ 500
Borrowings, interest rate	1.75%			1.75%	1.75%	1.75%	1.75%
€750 million 0.20% Notes 2028
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 744	743
Notional amount	€ 750
Borrowings, interest rate	0.20%			0.20%	0.20%	0.20%	0.20%
€500 million 1.125% Notes 2029
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 495	494
Notional amount	€ 500
Borrowings, interest rate	1.125%			1.125%	1.125%	1.125%	1.125%
€500 million 1.875% Notes 2030
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 472	496
Notional amount	€ 500
Borrowings, interest rate	1.875%			1.875%	1.875%	1.875%	1.875%
€500 million 0.70% Notes 2031
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 473	496
Notional amount	€ 500
Borrowings, interest rate	0.70%			0.70%	0.70%	0.70%	0.70%
€800 million 0.00% Notes 2025
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 798	797
Notional amount	€ 800
Borrowings, interest rate	0.00%			0.00%	0.00%	0.00%	0.00%
€700 million 0.50% Notes 2029
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 695	694
Notional amount	€ 700
Borrowings, interest rate	0.50%			0.50%	0.50%	0.50%	0.50%
€1,000 million 0.875% Notes 2033
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 991	990
Notional amount	€ 1,000
Borrowings, interest rate	0.875%			0.875%	0.875%	0.875%	0.875%
€750 million 1.50% Notes 2041
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 746	746
Notional amount	€ 750
Borrowings, interest rate	1.50%			1.50%	1.50%	1.50%	1.50%
US$850 million 0.50% Notes 2023
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 0	747
Total current borrowings	€ 797	0
Notional amount | $				$ 850
Borrowings, interest rate	0.50%			0.50%	0.50%	0.50%	0.50%
US$650 million 0.80% Notes 2024
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 608	571
Notional amount | $				$ 650
Borrowings, interest rate	0.80%			0.80%	0.80%	0.80%	0.80%
US$500 million 1.50% Notes 2027
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 466	439
Notional amount | $				$ 500
Borrowings, interest rate	1.50%			1.50%	1.50%	1.50%	1.50%
A$100 million 3.50% Notes 2024
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 66	68
Notional amount | $					$ 100
Borrowings, interest rate	3.50%			3.50%	3.50%	3.50%	3.50%
A$30 million 4.166% Notes 2025
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 21	21
Notional amount | $					$ 30
Borrowings, interest rate	4.166%			4.166%	4.166%	4.166%	4.166%
A$20 million 4.25% Notes 2025
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 14	14
Notional amount | $					$ 20
Borrowings, interest rate	4.25%			4.25%	4.25%	4.25%	4.25%
A$30 million 4.125% Notes 2026
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 20	21
Notional amount | $					$ 30
Borrowings, interest rate	4.125%			4.125%	4.125%	4.125%	4.125%
A$50 million 4.155% Notes 2028
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 35	36
Notional amount | $					$ 50
Borrowings, interest rate	4.155%			4.155%	4.155%	4.155%	4.155%
A$133 million 2.45% Notes 2029
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 86	87
Notional amount | $					$ 133
Borrowings, interest rate	2.45%			2.45%	2.45%	2.45%	2.45%
A$50 million 4.20% Notes 2031
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 36	37
Notional amount | $					$ 50
Borrowings, interest rate	4.20%			4.20%	4.20%	4.20%	4.20%
A$187 million 4.20% Notes 2031
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 135	138
Notional amount | $					$ 187
Borrowings, interest rate	4.20%			4.20%	4.20%	4.20%	4.20%
A$13 million 4.20% Notes 2031
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 9	10
Notional amount | $					$ 13
Borrowings, interest rate	4.20%			4.20%	4.20%	4.20%	4.20%
US$25 million 4.34% Notes 2023
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 0	23
Total current borrowings	€ 24	0
Notional amount | $				$ 25
Borrowings, interest rate	4.34%			4.34%	4.34%	4.34%	4.34%
US$25 million 4.34% Notes 2023
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 0	23
Total current borrowings	€ 24	0
Notional amount | $				$ 25
Borrowings, interest rate	4.34%			4.34%	4.34%	4.34%	4.34%
NOK1 billion 3.04% Notes 2028
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 99	105
Notional amount | kr						kr 1,000
Borrowings, interest rate	3.04%			3.04%	3.04%	3.04%	3.04%
NOK750 million 2.75% Notes 2030
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 73	77
Notional amount | kr						kr 750
Borrowings, interest rate	2.75%			2.75%	2.75%	2.75%	2.75%
US$50 million 2.653% Notes 2030
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 47	45
Notional amount | $				$ 50
Borrowings, interest rate	2.653%			2.653%	2.653%	2.653%	2.653%
JPY10 billion 4.15% Notes 2036
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 74	90
Notional amount | ¥							¥ 10,000
Borrowings, interest rate	4.15%			4.15%	4.15%	4.15%	4.15%
JPY12.3 billion 1.06% Notes 2037
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 71	83
Notional amount | ¥							¥ 12,300
Borrowings, interest rate	1.06%			1.06%	1.06%	1.06%	1.06%
Lease obligations
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 535	509
€700 million 0.75% Notes 2022
Disclosure of detailed information about borrowings [line items]
Total current borrowings	0	700
Notional amount										€ 700
Borrowings, interest rate										0.75%
A$200 million 3.375% Notes 2022
Disclosure of detailed information about borrowings [line items]
Total current borrowings	0	129
Notional amount | $									$ 200
Borrowings, interest rate									3.375%
A$30 million 5.06% Notes 2022
Disclosure of detailed information about borrowings [line items]
Total current borrowings	0	20
Notional amount | $								$ 30
Borrowings, interest rate								5.06%
A$125 million 3.125% Notes 2022
Disclosure of detailed information about borrowings [line items]
Total current borrowings	€ 0	81
Notional amount | $					$ 125
Borrowings, interest rate	3.125%			3.125%	3.125%	3.125%	3.125%
EUR commercial paper
Disclosure of detailed information about borrowings [line items]
Total current borrowings	€ 0	285
Lease obligations
Disclosure of detailed information about borrowings [line items]
Total current borrowings	141	134
Bank Overdraft
Disclosure of detailed information about borrowings [line items]
Total current borrowings	€ 0	€ 1